Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary Balance Sheet Information [Abstract]
Schedule of accounts receivable, trade
	December 31,
	2 0 1 7	2 0 1 6
	U.S. dollars in
	thousands

Open accounts	$524	$1,098
Less - allowance for doubtful accounts *	-	-
	$524	$1,098

*	The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Balance at beginning of year	-	$245	$-
Increase (decrease) during the year	-	(245)	245
Balance at end of year	$-	$-	$245

Schedule of accounts receivable, other
	December 31,
	2 0 1 7	2 0 1 6
	U.S. dollars in
	thousands

Government of Israel	$659	$10
Employees	25	8
Sundry	159	158
	$843	$176

Schedule of accounts payable and accruals - other
	December 31,
	2 0 1 7	2 0 1 6
	U.S. dollars in
	thousands

Payroll and related expenses	$507	$702
Government institutions	208	348
Accrued vacation pay	52	67
Accrued expenses and sundry	70	116
	$837	$1,233